Shareholders Equity (Annual) - Annual Report - USD ($)	Preferred Stock	Common Stock [Member]	Preferred Stock to be Issued	Common Stock to be Issued	Additional Paid-In Capital	Retained Deficit	Total
Beginning Balance, Shares at Apr. 23, 2013
Stock issued for cash, Shares	0	0	18	0
Stock issued for cash, Amount		$ 0	$ 18	$ 0	$ 149,982	$ 0	$ 150,000
Stock issued for services, Shares	0	0	3
Stock issued for services, Amount	$ 0	$ 0	$ 3		24,995	0	24,998
Retroactive adjustment for subsequent conversion, Shares			(21)	6,273,052
Retroactive adjustment for subsequent conversion, Amount			$ (21)	$ 6,273	(6,252)		0
Stock issued for repayment of short term borrowing and services, Shares	0	0	0	7,616,625
Stock issued for repayment of short term borrowing and services, Amount	$ 0	$ 0	$ 0	$ 7,617	204,848	0	212,465
Option issued for services	0	0	0	0	612,387	0	$ 612,387
Imputed interest
Net Loss	$ 0	$ 0	$ 0	$ 0	0	(919,123)	$ (919,123)
Ending Balance, Shares at Dec. 31, 2013	0	0	0	13,889,677
Ending Balance, Amount at Dec. 31, 2013	$ 0	$ 0	$ 0	$ 13,890	985,960	(919,123)	80,727
Accrued dividend on preferred stock						(4,358)	(4,358)
Conversion of dividend into common stock, Shares		156,293
Conversion of dividend into common stock, Amount		$ 156			4,202		4,358
Exercise of options, Shares		21,954,030
Exercise of options, Amount		$ 21,954			(21,882)		72
Intrinsic value from beneficial conversion feature					87,189		87,189
Stock issued for cash, Shares		2,059,000		1,048,000
Stock issued for cash, Amount		$ 2,059		$ 1,048	467,515		470,622
Stock issued for services, Shares		850,000
Stock issued for services, Amount		$ 850			84,150		85,000
Issuance of Common Stock, Shares		13,889,677		(13,889,677)
Issuance of Common Stock, Amount		$ 13,890		$ (13,890)
Option issued for services					201,818		201,818
Issuance of warrants for services					555,598		555,598
Imputed interest					8,316		8,316
Accumulated Deficit						(2,436,142)	(2,436,142)
Net Loss							(2,436,142)
Ending Balance, Shares at Dec. 31, 2014	0	38,909,000	0	1,048,000
Ending Balance, Amount at Dec. 31, 2014	$ 0	$ 38,909	$ 0	$ 1,048	$ 2,372,867	$ (3,359,623)	$ (946,799)